Properties. Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
COST
Beginning balance, At January 1	$ 30,890,631	$ 39,812,485
Additions	981,685	183,720
Disposals	(57,541)	(6,560,834)
Translation adjustment	1,904,251	(2,544,740)
Ending balance, At December 31	33,719,026	30,890,631
DEPRECIATION
Beginning balance, At January 1	(4,131,882)	(9,275,764)
Provided for the year	(1,558,308)	(1,864,518)
Eliminated upon disposal of assets	50,396	6,415,511
Translation adjustment	(254,709)	592,889
Ending balance, At December 31	(5,894,503)	(4,131,882)
CARRYING AMOUNT
Carrying Amount	27,824,523	26,758,749
Plant [Member]
COST
Beginning balance, At January 1	28,531,542	30,479,750
Additions	965,792
Disposals
Translation adjustment	1,758,824	(1,948,208)
Ending balance, At December 31	31,256,158	28,531,542
DEPRECIATION
Beginning balance, At January 1	(2,406,532)	(1,199,268)
Provided for the year	(1,377,553)	(1,283,919)
Eliminated upon disposal of assets
Translation adjustment	(148,350)	76,655
Ending balance, At December 31	(3,932,435)	(2,406,532)
CARRYING AMOUNT
Carrying Amount	27,323,723	26,125,010
Machinery [Member]
COST
Beginning balance, At January 1	859,166	1,040,458
Additions	15,893	27,637
Disposals		(142,425)
Translation adjustment	52,963	(66,504)
Ending balance, At December 31	928,022	859,166
DEPRECIATION
Beginning balance, At January 1	(700,123)	(765,500)
Provided for the year	(48,120)	(69,007)
Eliminated upon disposal of assets		85,455
Translation adjustment	(43,159)	48,929
Ending balance, At December 31	(791,402)	(700,123)
CARRYING AMOUNT
Carrying Amount	136,620	159,043
Office equipment [Member]
COST
Beginning balance, At January 1	134,701	130,975
Additions		14,495
Disposals	(12,490)	(2,397)
Translation adjustment	8,304	(8,372)
Ending balance, At December 31	130,515	134,701
DEPRECIATION
Beginning balance, At January 1	(89,920)	(75,573)
Provided for the year	(14,495)	(20,528)
Eliminated upon disposal of assets	10,071	1,351
Translation adjustment	(5,543)	4,830
Ending balance, At December 31	(99,887)	(89,920)
CARRYING AMOUNT
Carrying Amount	30,628	44,781
Motor vehicles [Member]
COST
Beginning balance, At January 1	122,328	130,681
Additions
Disposals	(43,215)
Translation adjustment	7,541	(8,353)
Ending balance, At December 31	86,654	122,328
DEPRECIATION
Beginning balance, At January 1	(109,891)	(111,127)
Provided for the year	(174)	(5,867)
Eliminated upon disposal of assets	38,893
Translation adjustment	(6,774)	7,103
Ending balance, At December 31	(77,946)	(109,891)
CARRYING AMOUNT
Carrying Amount	8,708	12,437
Furniture and fixtures [Member]
COST
Beginning balance, At January 1	145,973	156,349
Additions		317
Disposals	(1,836)	(699)
Translation adjustment	8,999	(9,994)
Ending balance, At December 31	153,136	145,973
DEPRECIATION
Beginning balance, At January 1	(136,626)	(134,786)
Provided for the year	(3,202)	(10,812)
Eliminated upon disposal of assets	1,432	357
Translation adjustment	(8,422)	8,615
Ending balance, At December 31	(146,818)	(136,626)
CARRYING AMOUNT
Carrying Amount	6,318	9,347
Leasehold improvements -factories and offices [Member]
COST
Beginning balance, At January 1	843,767	750,464
Additions		141,271
Disposals
Translation adjustment	52,014	(47,968)
Ending balance, At December 31	895,781	843,767
DEPRECIATION
Beginning balance, At January 1	(435,636)	(358,958)
Provided for the year	(114,764)	(99,622)
Eliminated upon disposal of assets
Translation adjustment	(26,855)	22,944
Ending balance, At December 31	(577,255)	(435,636)
CARRYING AMOUNT
Carrying Amount	318,526	408,131
Leasehold improvements -shops [Member]
COST
Beginning balance, At January 1	253,154	3,920,325
Additions
Disposals		(3,416,591)
Translation adjustment	15,606	(250,580)
Ending balance, At December 31	268,760	253,154
DEPRECIATION
Beginning balance, At January 1	(253,154)	(3,920,325)
Provided for the year
Eliminated upon disposal of assets		3,416,591
Translation adjustment	(15,606)	250,580
Ending balance, At December 31	(268,760)	(253,154)
CARRYING AMOUNT
Carrying Amount
Distributor shops' furniture and fixtures [Member]
COST
Beginning balance, At January 1		3,203,483
Additions
Disposals		(2,998,722)
Translation adjustment		(204,761)
Ending balance, At December 31
DEPRECIATION
Beginning balance, At January 1		(2,710,227)
Provided for the year		(374,763)
Eliminated upon disposal of assets		2,911,757
Translation adjustment		173,233
Ending balance, At December 31
CARRYING AMOUNT
Carrying Amount